Statement of Changes in Net Assets - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended
	Jul. 31, 2015	Jul. 31, 2014	Jul. 31, 2015		Jan. 31, 2015
Net Assets – beginning of period		$ 1,306,250	$ 64,750,583	[1]	$ 1,306,250
Creations			10,491,166		65,559,010	[1]
Redemptions			(3,616,635)		(777,674)	[1]
Net investment loss			(122,735)		(154,685)	[1]
Net realized gain from gold bullion distributed for redemptions	$ (1,179)	636	(222,753)	[1]	5,978	[1]
Net change in unrealized appreciation (depreciation) on investment in gold bullion	(4,378,839)	$ (186,587)	(8,292,146)	[1]	(1,188,296)	[1]
Net Assets – end of period	$ 62,987,480		$ 62,987,480		$ 64,750,583	[1]

[1]	Commencement of operations.